SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is July 23, 2014.
For the MFS® Funds listed below:

MFS® CORE EQUITY FUND

MFS® GLOBAL LEADERS FUND

MFS® GLOBAL NEW DISCOVERY FUND

MFS® GOVERNMENT MONEY MARKET FUND

MFS® LOW VOLATILITY EQUITY FUND

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

MFS® MID CAP GROWTH FUND

MFS® NEW DISCOVERY FUND

MFS® RESEARCH INTERNATIONAL FUND

MFS® TECHNOLOGY FUND

MFS® U.S. GOVERNMENT CASH RESERVE FUND

MFS® U.S. GOVERNMENT MONEY MARKET FUND

MFS® VALUE FUND

MFS Government Money Market Fund was terminated as of July 23, 2014.  Effective immediately, all references to MFS Government Money Market Fund are hereby deleted in their entirety.

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